Segmented Information	12 Months Ended
Dec. 31, 2019
Disclosure of entity's operating segments [Abstract]
Segmented Information

14.	SEGMENTED INFORMATION
(a) Segment revenues and results
The Company manages its reportable operating segments by operating mines and significant development projects. The Company operates in two principal geographical areas - Canada (country of domicile), and Mexico. The Young-Davidson and Island Gold mines operate in Canada, and the Mulatos and El Chanate mines operate in Sonora, Mexico. The Company identifies the Kirazlı
gold development project in Turkey as a separate segment due to it being in the construction phase. The results from operations for these reportable operating segments are summarized in the following tables:

Year Ended December 31, 2019
	Young-Davidson	Mulatos	Island Gold	El Chanate	Corporate /other[1]	Total
Operating revenues	$262.1	$194.4	$207.3	$19.3	—	$683.1
Cost of sales
Mining and processing	146.6	107.8	64.2	20.4	—	339.0
Royalties	4.4	3.1	9.9	—	—	17.4
Amortization	80.1	28.0	55.3	1.6	—	165.0
	231.1	138.9	129.4	22.0	—	521.4
Expenses
Exploration	—	3.6	1.1	—	2.0	6.7
Corporate and administrative	—	—	—	—	19.8	19.8
Share-based compensation	—	—	—	—	9.2	9.2
Earnings (loss) from operations	$31.0	$51.9	$76.8	($2.7)	($31.0)	$126.0
Finance expense						(2.5)
Foreign exchange gain						0.3
Other gain						5.1
Earnings before income taxes						$128.9
1. Corporate and other consists of corporate balances and exploration and development projects.

Year Ended December 31, 2018
	Young-Davidson	Mulatos	Island Gold	El Chanate	Corporate/other[1]	Total
Operating revenues	$236.3	$223.3	$135.1	$57.1	—	$651.8
Cost of sales
Mining and processing	149.0	125.9	56.0	56.3	—	387.2
Impairment of El Chanate inventory	—	—	—	64.0	—	64.0
Royalties	3.6	11.8	6.2	—	—	21.6
Amortization	82.4	35.4	44.3	4.5	—	166.6
	235.0	173.1	106.5	124.8	—	639.4
Expenses
Exploration	—	7.5	1.4	—	2.1	11.0
Corporate and administrative	—	—		—	17.4	17.4
Share-based compensation	—	—		—	6.6	6.6
Earnings (loss) from operations	$1.3	$42.7	$27.2	($67.7)	($26.1)	($22.6)
Finance expense						(3.0)
Foreign exchange loss						(4.4)
Other loss						(8.4)
Loss before income taxes						($38.4)
1. Corporate and other consists of corporate balances and exploration and development projects.

(b) Segment assets and liabilities
The following table presents the segment assets and liabilities:

	Total Assets		Total liabilities
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
Young-Davidson	$1,595.8	$1,569.4	$264.6	$272.3
Mulatos	411.3	373.9	102.6	102.4
Island Gold	921.4	876.2	269.4	236.3
El Chanate	13.4	35.9	4.2	5.9
Kirazlı	147.5	120.9	14.9	10.1
Corporate/other	307.1	295.9	45.5	42.9
Total assets and liabilities	$3,396.5	$3,272.2	$701.2	$669.9